Segment Information Reconciled to Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Segment Reporting Information [Line Items]
Lease rental income	$ 149,130	$ 155,848	$ 439,382	$ 468,205
Trading container margin	934	1,200	2,154	5,404
Gain on sale of owned fleet containers, net	7,976	6,092	19,410	18,263
Depreciation expense	65,374	67,644	196,056	194,243
Container lessee default expense, net	76			7,718
Container lessee default recovery, net		184	1,607
Interest expense	29,123	39,970	95,257	115,699
Write-off of unamortized deferred debt issuance costs and bond discounts	8,628		8,750
Realized (loss) gain on derivative instruments, net	(4,107)	170	(8,900)	2,709
Unrealized gain (loss) on derivative instruments, net	4,161	(2,478)	(9,434)	(18,315)
Segment income (loss) before income tax and noncontrolling interests	17,294	11,879	28,724	28,837
Total assets	5,413,351	5,132,293	5,413,351	5,132,293	$ 5,202,617
Purchase of containers and fixed assets	406,901	21,554	587,104	413,400
Payments on container leaseback financing receivable	14,170	42,864	24,089	271,976
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	133,587	130,555	392,307	390,555
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	15,543	25,293	47,075	77,650
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	133,413	129,997	391,561	389,312
Gain on sale of owned fleet containers, net	7,976	6,092	19,410	18,263
Depreciation expense	67,072	69,311	200,981	199,163
Container lessee default expense, net	76			7,718
Container lessee default recovery, net		184	1,607
Interest expense	29,079	39,891	94,933	115,541
Write-off of unamortized deferred debt issuance costs and bond discounts	8,628		8,750
Realized (loss) gain on derivative instruments, net	(4,107)	170	(8,900)	2,709
Unrealized gain (loss) on derivative instruments, net	4,161	(2,478)	(9,434)	(18,315)
Segment income (loss) before income tax and noncontrolling interests	8,550	1,223	7,475	(3,188)
Total assets	5,307,260	4,973,187	5,307,260	4,973,187
Purchase of containers and fixed assets	406,853	19,564	586,970	399,467
Payments on container leaseback financing receivable	14,170	42,864	24,089	271,976
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	133,413	129,997	391,561	389,312
Container Management
Segment Reporting Information [Line Items]
Lease rental income	15,717	25,851	47,821	78,893
Depreciation expense	219	215	729	589
Interest expense	44	79	324	158
Segment income (loss) before income tax and noncontrolling interests	7,290	4,523	14,220	21,581
Total assets	163,306	202,367	163,306	202,367
Purchase of containers and fixed assets	48	1,990	134	13,933
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	174	558	746	1,243
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	15,543	25,293	47,075	77,650
Container Resale
Segment Reporting Information [Line Items]
Trading container margin	934	1,200	2,154	5,404
Segment income (loss) before income tax and noncontrolling interests	5,389	5,391	11,537	15,517
Total assets	18,294	36,885	18,294	36,885
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income tax and noncontrolling interests	(1,016)	(1,026)	(3,005)	(2,906)
Total assets	26,154	7,654	26,154	7,654
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	1,696	1,582	3,724	5,823
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue	1,696	1,582	3,724	5,823
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue	98	53	294	157
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue	15,204	10,260	37,101	38,245
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue	72	(33)	62	1,358
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue	4,066	3,606	9,174	9,127
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue	1,526	1,562	3,368	4,308
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense	(1,917)	(1,882)	(5,654)	(5,509)
Segment income (loss) before income tax and noncontrolling interests	(2,919)	1,768	(1,503)	(2,167)
Total assets	(101,663)	(87,800)	(101,663)	(87,800)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	$ (19,270)	$ (13,866)	$ (46,275)	$ (47,372)